Investments - Schedule of Major Categories of Net Investment Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Major categories of net investment income
Total investment income	$ 99,763	$ 175,373	$ 187,748
Investment expenses	(1,993)	(5,920)	(7,014)
Net investment income	97,770	169,453	180,734
Fixed maturity securities
Major categories of net investment income
Total investment income	74,061	129,980	136,005
Equity securities
Major categories of net investment income
Total investment income	7,018	9,139	6,932
Commercial mortgage loans on real estate
Major categories of net investment income
Total investment income	10,232	30,417	33,403
Policy loans
Major categories of net investment income
Total investment income	455	529	778
Short-term investments
Major categories of net investment income
Total investment income	491	39	9
Other investments
Major categories of net investment income
Total investment income	7,166	5,266	10,617
Cash and cash equivalents
Major categories of net investment income
Total investment income	$ 340	$ 3	$ 4